Exploration and Evaluation Assets - Additional Information (Detail) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2019 USD ($)	Apr. 30, 2019 CAD ($) ha	Apr. 30, 2019 USD ($) ha	Apr. 30, 2018 CAD ($)	Apr. 30, 2018 USD ($)	Apr. 30, 2017 USD ($)
Disclosure of exploration and corporate expenditure [line items]
Loss on disposal of Exploration and Evaluation Asset		$ 82		$ 1,013
Investigation Cost		$ 54		433
El Creston Project [member]
Disclosure of exploration and corporate expenditure [line items]
Interests acquired	100.00%		100.00%
Number of mining interest acquired		9	9
Royalty acquired percentage		3.00%	3.00%
Ajax Project [member]
Disclosure of exploration and corporate expenditure [line items]
Interests acquired	100.00%		100.00%
Number of mining interest acquired		6	6
Lone Ranch [member]
Disclosure of exploration and corporate expenditure [line items]
Interests acquired	100.00%		100.00%
Number of mining interest acquired	73
Toiyabe [member]
Disclosure of exploration and corporate expenditure [line items]
Interests acquired	100.00%		100.00%
Number of mining interest acquired		165	165
Royalty acquired percentage		3.00%	3.00%
Consideration to be paid	$ 900,000		$ 900,000
Exploration expenditures			$ 1,025,000
Consideration payment period		5 years	5 years
Consideration payment commencing date		Oct. 19, 2018	Oct. 19, 2018
The right to purchase up to one-half of the NSR (or 1.5%) per each 1% of the royalty			$ 2,000
Toiyabe [member] | 2019 [member]
Disclosure of exploration and corporate expenditure [line items]
Consideration to be paid	60,000		60,000
Toiyabe [member] | 2020 [member]
Disclosure of exploration and corporate expenditure [line items]
Consideration to be paid	80,000		80,000
Toiyabe [member] | 2021 [member]
Disclosure of exploration and corporate expenditure [line items]
Consideration to be paid	100,000		100,000
Toiyabe [member] | 2022 [member]
Disclosure of exploration and corporate expenditure [line items]
Consideration to be paid	120,000		120,000
Toiyabe [member] | 2023 [member]
Disclosure of exploration and corporate expenditure [line items]
Consideration to be paid	140,000		140,000
Toiyabe [member] | 2024 [member]
Disclosure of exploration and corporate expenditure [line items]
Consideration to be paid	$ 400,000		$ 400,000
Sierra Rosario [member]
Disclosure of exploration and corporate expenditure [line items]
Interests acquired	100.00%		100.00%
Number of mining interest acquired		2	2
Surface area in hectares | ha		978	978
Number of mining interest acquired		Acquired a 100% interest in the 978-hectare Sierra Rosario Property, over 2 claims that are located in the state of Sinaloa, Mexico ("Sierra Rosario").	Acquired a 100% interest in the 978-hectare Sierra Rosario Property, over 2 claims that are located in the state of Sinaloa, Mexico ("Sierra Rosario").
Sales price		$ 128			$ 100,000
Loss on disposal of Exploration and Evaluation Asset		$ 1,013			$ 0	$ 0
Santa Fe Property [member]
Disclosure of exploration and corporate expenditure [line items]
Investigation Cost				$ 433